Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt [Abstract]
Long-term Debt
	December	June
	31, 2011	30, 2012
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	500,000	500,000
Loan Facilities - Drybulk Segment	841,453	747,589
Loan Facilities - Tanker Segment	130,048	233,815
Loan Facilities - Drilling Segment	2,279,167	2,183,333
Less: Deferred financing costs	(192,183)	(169,963)
Less: Dryships participation in Ocean Rig Senior Notes	(18,000)	-
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	1,350	-
Total debt	4,241,835	4,194,774
Less: Current portion	(429,149)	(499,823)
Long-term portion	$3,812,686	$3,694,951

Long-term Debt Principal Payments
June 30 2013	$512,575
June 30 2014	710,993
June 30 2015	998,825
June 30 2016	1,434,820
June 30, 2017 and thereafter	707,524
Total principal payments	4,364,737
Less: Financing fees and equity component of notes	(169,963)
Total debt	$4,194,774